Taxes on Income - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Foreign Tax Authority [Member] | Israel Tax Authority [Member]
Income Tax Contingency [Line Items]
Corporate income tax rate	25.00%	26.50%	26.50%